N-2	May 14, 2026
Cover [Abstract]
Entity Central Index Key	0002071525
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	THE PRE-IPO AND GROWTH FUND
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual Fund Operating Expenses (as a percentage of net assets attributable to shares)	F Shares	S Shares	D Shares
Management Fees	1.95%	1.95%	1.95%
Interest Payments on Borrowed Funds	0.00%	0.00%	0.00%
Other Expenses (1)	0.47%	0.47%	0.47%
Shareholder Service Fees (maximum)	0.00%	0.10%	0.25%
Distribution Fees	0.00%	0.00%	0.75%
Acquired Fund Fees and Expenses (2)	0.43%	0.43%	0.43%
Total Annual Fund Operating Expenses	2.85%	2.95%	3.85%

(1)	Estimated for the current fiscal year. “Other Expenses” do not include any fees or expenses charged by a Pooled Investment Vehicle in which the Fund invests (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will recoup these costs from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser (the “Limitation Agreement”). Accordingly, the Fund will ultimately bear the organizational and offering costs. For more information about the Limitation Agreement, please see “Management – Investment Adviser” below.

(2)	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in a Pooled Investment Vehicle. Fees and expenses of Pooled Investment Vehicles are based on the Pooled Investment Vehicles’ historic fees and expenses. Generally, fees payable to an investment manager of a Pooled Investment Vehicle are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in the applicable Pooled Investment Vehicle. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of a Pooled Investment Vehicle’s net profits. These fees payable to Investment Managers are estimates and maybe higher or lower. The Pooled Investment Vehicles held by the Fund and their fees will change overtime, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.

Other Annual Expenses [Abstract]
Acquired Fund Fees and Expenses, Note [Text Block]	“Other Expenses” do not include any fees or expenses charged by a Pooled Investment Vehicle in which the Fund invests (which are reflected separately under “Acquired Fund Fees and Expenses”).
F Shares [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.95%
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.43%	[1]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.00%
Other Annual Expenses [Percent]	0.47%	[2]
Total Annual Expenses [Percent]	2.85%
S Shares [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.95%
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	0.43%	[1]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.10%
Other Annual Expenses [Percent]	0.47%	[2]
Total Annual Expenses [Percent]	2.95%
D Shares [Member]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.95%
Interest Expenses on Borrowings [Percent]	0.00%
Distribution/Servicing Fees [Percent]	0.75%
Acquired Fund Fees and Expenses [Percent]	0.43%	[1]
Other Annual Expenses [Abstract]
Other Annual Expense 1 [Percent]	0.25%
Other Annual Expenses [Percent]	0.47%	[2]
Total Annual Expenses [Percent]	3.85%

[1]	Shareholders indirectly bear a portion of the asset-based fees, performance or incentive fees or allocations and other expenses incurred by the Fund as an investor in a Pooled Investment Vehicle. Fees and expenses of Pooled Investment Vehicles are based on the Pooled Investment Vehicles’ historic fees and expenses. Generally, fees payable to an investment manager of a Pooled Investment Vehicle are estimated to range from 0.25% to 1.50% (annualized) of the average NAV of the Fund’s investment in the applicable Pooled Investment Vehicle. In addition, certain Investment Managers charge a performance-based allocation or fee which is expected to range up to 25% of a Pooled Investment Vehicle’s net profits. These fees payable to Investment Managers are estimates and maybe higher or lower. The Pooled Investment Vehicles held by the Fund and their fees will change overtime, impacting the calculation of the “Acquired Fund Fees and Expenses.” Future “Acquired Fund Fees and Expenses” may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.
[2]	Estimated for the current fiscal year. “Other Expenses” do not include any fees or expenses charged by a Pooled Investment Vehicle in which the Fund invests (which are reflected separately under “Acquired Fund Fees and Expenses”). The Adviser advanced the Fund’s organizational and offering costs and will recoup these costs from the Fund consistent with the Expense Limitation Agreement between the Fund and the Adviser (the “Limitation Agreement”). Accordingly, the Fund will ultimately bear the organizational and offering costs. For more information about the Limitation Agreement, please see “Management – Investment Adviser” below.